Shareholders' equity - Other disclosures (Details) $ / shares in Units, $ in Millions, $ in Billions						12 Months Ended
	Nov. 05, 2021 MXN ($)	Jun. 18, 2021 MXN ($)	Apr. 20, 2021 MXN ($) $ / shares shares	Nov. 28, 2019 MXN ($)	Apr. 29, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Sep. 15, 2021 MXN ($)	Apr. 29, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Jun. 15, 2020 USD ($)	Apr. 28, 2020 MXN ($)	Feb. 21, 2018 MXN ($)
Other capital disclosures
Fund to repurchase own shares					$ 12,800							$ 12,800	$ 12,800
Dividends declared	$ 1,867	$ 3,054		$ 5,450	$ 4,843	$ 4,921	$ 10,293
Amount of shares authorized to be issued											$ 10
Maximum period						15 years
Financial liabilities						$ 1,477,724				$ 1,644,023
Increase in capital stock			$ 4,368
Number of shares issued | shares			1,155,300,000
Par value | $ / shares			$ 3.78
Legal reserve						$ 16,365			$ 1,494	$ 14,346
Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Other capital disclosures
Financial liabilities								$ 700
Series F shares
Other capital disclosures
Number of shares issued | shares			589,703,799
Series B shares
Other capital disclosures
Number of shares issued | shares			565,596,201